Note 23 - Primary Cash-Generating Units (Detail: Text Values)	Dec. 31, 2023	Dec. 31, 2022
Primary Cash-Generating Units
Constant long-term growth rate of up to	3.00%	3.00%
Discount rates (after tax) for AM CGU	10.90%	10.30%